Subsidiary Guarantors - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Debt Instrument [Line Items]
Senior Subordinated Notes, Interest rate	13.50%
Note issued, net of discount	$ 5,765	$ 5,380	$ 5,239
Non-Guarantor Subsidiaries
Debt Instrument [Line Items]
Note issued, net of discount	7
13.5% Senior Subordinated Notes due 2015
Debt Instrument [Line Items]
Senior Subordinated Notes, Interest rate		13.50%
13.5% Senior Subordinated Notes due 2015 | Non-Guarantor Subsidiaries
Debt Instrument [Line Items]
Note issued, principle	374	373
Note issued, net of discount	$ 277	$ 261
Senior Notes
Debt Instrument [Line Items]
Senior Subordinated Notes, Interest rate		12.00%